Shareholder Report, Average Annual Return (Details) 195205_Roundhill Meme Stock ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Meme Stock ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill Meme Stock ETF NAV
Average Annual Return, Percent	(37.53%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	2.47%